Shareholders' Equity Shareholders' Equity - Repurchase of Common Stock (Details) (July 26 2011 Repurchase of Common Stock [Member], USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
Jul. 26, 2011
July 26 2011 Repurchase of Common Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Cash paid to repurchase common stock	$ 150
Repurchase of common stock (in shares)	19.7
Repurchase of common stock (in dollars per share)	$ 7.60